Organization (Details Narrative) (10-K) - HubPages, Inc. [Member] - Channel	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2017
Number of network channels	27	27
Nature of operations, description	The Company is a digital media company that operates a network of 27 premium content channels that act as an open community for writers, explorers, knowledge seekers and conversation starters to connect in an interactive and informative online space.	The Company is a digital media company that operates a network of 27 premium content channels that act as an open community for writers, explorers, knowledge seekers and conversation starters to connect in an interactive and informative online space.